INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2024
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES

Inventories are detailed as follows:

	June 30,	December 31,
	2024	2023
	(in thousands)
Merchandise	$777	$874
Raw materials and consumable supplies	23,845	22,821
Finished Goods	4,041	4,683
Total	$28,663	$28,378